Voya Index Solution 2070 Portfolio Performance Management - Class ADV I S S2 Shares [Member] - Voya Index Solution 2070 Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Because the Portfolio did not have a full calendar year of operations as of December 31, 2025, there is no annual performance information included.
Performance One Year or Less [Text]	Because the Portfolio did not have a full calendar year of operations as of December 31, 2025, there is no annual performance information included.